2. GOING CONCERN (Details Narrative) (USD $)	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Going Concern Details Narrative
Net income	$ 5,124,215	$ 3,037,594	$ 696,357	$ 8,858,166